UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21359

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Rating (S&P)*	Principal Amount (000)	Description	Optional Call Provisions**	Value
Municipal Bonds & Notes - 158.1%
Alabama - 4.6%
AA+	$4,150	Alabama Special Care Fac Fin Auth, 5.81%, 11/15/39 (1)	11/15/16 @100	$4,390,866
BBB	845	Courtland, AL Ind Dev Brd Environ Imp Rev, AMT, Ser B, 6.25%, 08/01/25	08/01/13 @ 100	924,650

				5,315,516

Arizona - 4.5%
Aaa	5,000	Phoenix, AZ Civic Impt Corp Excise Tax Rev, 5.00%, 07/01/41 (FGIC)(2)	07/01/15 @ 100	5,231,450

California - 30.9%
A-	4,000	California Dept of Water Res, Power Supply Rev, Ser A, 5.125%, 05/01/19 (Prerefunded @ 05/01/12)†	05/01/12 @ 101	4,306,240
A+	350	California Gen Oblig, 5.50%, 04/01/30 (Prerefunded @ 04/01/14)†	04/01/14 @ 100	388,773
A+	125	California Gen Oblig, 5.50%, 04/01/30	04/01/14 @ 100	137,327
A+	2,025	California Gen Oblig, 5.50%, 04/01/30 (Prerefunded @ 04/01/14)†	04/01/14 @ 100	2,249,329
A	5,000	California Public Works Brd Dept Mental Health Lease Rev, Ser A, 5.00%, 06/01/24	06/01/14 @ 100	5,211,450
AA-	3,500	California Statewide Cmntys Dev Auth Rev, Sutter Health, Ser A, 5.00%, 11/15/43	11/15/15 @ 100	3,612,805
A+	6,000	California Various Purpose Gen Oblig, 5.125%, 11/01/24	11/01/13 @ 100	6,347,520
A-	2,500	Chula Vista, CA Ind Dev Rev, Ser B AMT, 5.50% 12/01/21	06/02/14 @ 102	2,711,950
BBB	1,000	Golden State Tobacco Securitization Rev, Ser A-1, 5.00%, 06/01/33	06/01/17 @ 100	995,820
AAA	2,750	Golden State Tobacco Settlement Rev, Ser B, 5.375%, 06/01/28 (Prerefunded @ 06/01/10)†	06/01/10 @ 100	2,889,287
AAA	4,000	Port of Oakland, CA Rev, AMT, Ser L, 5.00%, 11/01/22 (FGIC)	11/01/12 @ 100	4,161,520
AAA	2,500	San Diego, CA Unified School Dist, Ser D, 5.25%, 07/01/25 (Subject to cross over refunding @ 07/01/12) (FGIC)†	07/01/12 @ 101	2,699,200

				35,711,221

Colorado - 4.1%
AA	4,500	Colorado Health Facs Auth Rev, 5.25%, 09/01/21 (Prerefunded @ 09/01/11)†	09/01/11 @ 100	4,774,500

District of Columbia - 1.8%
Aaa	2,000	District of Columbia FHA Multi Family Henson Ridge-Rmkt, AMT, 5.10%, 06/01/37 (FHA)	06/01/15 @ 102	2,058,700

Florida - 12.3%
A+	2,500	Highlands Co., FL Health Facs Auth Rev, Ser B, 5.25%, 11/15/23 (Prerefunded @ 11/15/12)†	11/15/12 @ 100	2,692,250
A2	3,000	Highlands Co., FL Health Facs Auth Rev, Ser D, 5.875%, 11/15/29 (Prerefunded @ 11/15/13)†	11/15/13 @ 100	3,362,640
AAA	5,000	Miami-Dade Co., FL Aviation Rev, AMT, 5.00%, 10/01/38 (CIFG)(2)	10/01/15 @ 100	5,134,500
AA-	2,750	South Broward Co., FL Hosp Dist Rev, 5.60%, 05/01/27 (Prerefunded @ 5/01/12)†	05/01/12 @ 101	3,002,588

				14,191,978

Illinois - 7.4%
AAA	3,000	Chicago IL, O’Hare Intl Airport Rev, 5.81%, 01/01/33 (FGIC)(1)	01/01/16 @100	3,318,420
A2	3,000	Illinois Dev Fin Auth Hosp Rev, 5.65%, 11/15/24 (Prerefunded @ 11/15/09)†	11/15/09 @ 101	3,164,550
AA	2,000	Illinois Hsg Dev Auth Homeowner Mtg, AMT, Ser A-2, 5.00%, 08/01/36	02/01/16 @ 100	2,026,580

				8,509,550

Louisiana - 0.9%
BBB	1,000	De Soto Parish, LA Environ Imp Rev, AMT, Ser A, 5.85%, 11/01/27	11/01/13 @ 100	1,053,430

Massachusetts - 3.9%
AAA	4,100	Massachusetts Special Oblig Dedicated Tax Rev, 5.25%, 01/01/26 (Prerefunded 01/01/14) (FGIC)†	01/01/14 @ 100	4,461,825

Michigan -1.8%
BBB+	2,000	Michigan Strategic Fund Ltd Oblig Rev Ref, Ser C, 5.45%, 09/01/29	09/01/11 @ 100	2,084,200

Missouri - 5.6%
AAA	6,000	Missouri Health & Educ Facs Auth Rev, Ser A, 5.25%, 06/01/28 (Prerefunded @ 06/01/11) (AMBAC)†	06/01/11 @ 101	6,407,580

Nevada - 5.0%
A	5,410	Henderson, NV Health Care Fac Rev, Ser A, 5.625%, 07/01/24	07/01/14 @ 100	5,819,862

New York - 33.7%
A-	4,600	Long Island, NY Power Auth Rev, Ser A, 5.10%, 09/01/29	09/01/14 @ 100	4,843,708
AA-	4,000	Metropolitan Trans Auth Rev, Ser A, 5.125%, 01/01/24	07/01/12 @ 100	4,179,280
A+	1,500	New York Dorm Auth Lease Rev, Ser A, 5.375%, 05/15/22 (Prerefunded 05/15/13)†	05/15/13 @ 100	1,637,265
A+	2,500	New York Dorm Auth Lease Rev, Ser A, 5.375%, 05/15/23 (Prerefunded 05/15/13)†	05/15/13 @ 100	2,728,775
A3	1,500	New York Dorm Auth Rev, North Shore Long Island Jewish Group, 5.375%, 05/01/23	05/01/13 @ 100	1,586,850
AA-	5,000	New York, NY Gen Oblig, Ser J, 5.00%, 05/15/23	05/15/14 @ 100	5,238,250
A+	3,650	New York Muni Bond Bank Agy Special School Purpose Rev, Ser C, 5.25%, 12/01/22	06/01/13 @ 100	3,885,790
AA-	4,000	New York Tobacco Settlement Funding Corp, Ser A1, 5.50%, 06/01/19	06/01/13 @ 100	4,334,200
AAA	5,000	Port Auth NY and NJ - Cons, 127th Rev, AMT, 5.20%, 12/15/26 (AMBAC)	06/15/12 @ 101	5,275,350
A	5,000	Suffolk Co, NY Ind Dev Agy Rev, AMT, 5.25%, 06/01/27	06/01/13 @ 100	5,216,200

				38,925,668

North Carolina - 3.5%
BBB	1,000	North Carolina Eastern Muni Power Agy Sys Rev Ref, Ser D, 5.125%, 01/01/23	01/01/13 @ 100	1,038,460
BBB	1,000	North Carolina Eastern Muni Power Agy Sys Rev Ref, Ser D, 5.125%, 01/01/26	01/01/13 @ 100	1,035,920
AAA	1,900	North Carolina Housing Fin Agy Rev, AMT, Ser 14A, 5.35%, 01/01/22 (AMBAC)	07/01/11 @ 100	1,960,534

				4,034,914

Ohio -9.4%
AA-	3,000	Cuyahoga Co., OH Rev Ref, Ser A, 6.00%, 01/01/20	07/01/13 @ 100	3,315,960
AA-	5,000	Lorain Co., OH Hosp Rev Ref, Ser A, 5.25%, 10/01/33	10/01/11 @ 101	5,213,850
Aaa	2,250	Toledo, OH City School Dist Facs Imp Gen Oblig, 5.00%, 12/01/25 (FSA)	12/01/13 @ 100	2,365,650

				10,895,460

Pennsylvania - 3.9%
BBB	2,340	Pennsylvania Higher Education Facs Auth Rev, 5.25%, 05/01/23	05/01/13 @ 100	2,435,051
BBB+	2,000	Pennsylvania State Higher Education, 5.00%, 07/15/39	07/15/15 @ 100	2,044,400

				4,479,451

Puerto Rico - 6.1%
AAA	1,500	Puerto Rico Hwy & Trans Auth Rev, Ser J, 5.50%, 07/01/24 (Prerefunded @ 07/01/14)†	07/01/14 @ 100	1,669,410
BBB	5,000	Puerto Rico Public Bldgs Auth Rev, Ser I, 5.50%, 07/01/25	07/01/14 @ 100	5,410,950

				7,080,360

South Carolina - 3.2%
AAA	2,500	Florence Co., SC Hosp Rev, Ser A, 5.25%, 11/01/27 (FSA)	11/01/14 @ 100	2,683,900
BBB	1,000	Georgetown Co., SC Environ Imp Rev, AMT, Ser A, 5.30%, 03/01/28	03/01/14 @ 100	1,020,580

				3,704,480

South Dakota - 5.5%
AAA	5,000	South Dakota Hsg Dev Auth, Ser K, AMT, 5.05%, 05/01/36	11/01/15 @ 100	5,119,650
AA-	1,200	South Dakota St Hlth & Edl Fac, Ser A 5.25%, 11/01/34	11/01/14 @ 100	1,248,972

				6,368,622

Texas - 5.5%
Aaa	2,000	Bexar Co., TX Housing Fin, AMT, 5.20%, 10/20/34 (GNMA/FHA)	10/20/14 @ 100	2,062,300
AAA	3,795	Eagle Mtn & Saginaw, TX Indep School Dist, Ser A, 5.25%, 08/15/23 (Prerefunded @ 08/15/13 (PSF)†	08/15/13 @ 100	4,115,222
AAA	205	Eagle Mtn & Saginaw, TX Indep School Dist, Ser A, 5.25%, 08/15/23 (PSF)	08/15/13 @ 100	219,100

				6,396,622

West Virginia - 4.5%
AAA	5,000	West Virginia Housing Dev Fund Rev, Ser D, 5.20%, 11/01/21	05/01/11 @ 100	5,170,950

Total Municipal Bonds & Notes - 158.1% (Cost $173,132,288)				182,676,339

Rating (Moody’s)	Redemption Value (000)	Description		Value
Preferred Shares - 3.7%
A3	2,000	Centerline Equity Issuer Trust, AMT, Ser A-4-1, 5.75%, 04/30/15 (remarketing), 144A		2,152,360
A3	2,000	Capmark Municipal Mortgage Trust, AMT, Ser A1-3, 5.30%, 10/31/39, (10/31/19 remarketing), 144A		2,104,680

Total Preferred Shares (Cost $4,000,000)				4,257,040

Counterparty	Notional Amount (000)	Description	Expiration Date	Value
Swaptions (3) - 0.0%
Goldman Sachs	85,000	Option on a pay fixed/receive floating rate 20 year interest rate swap (pay fixed rate of 5.20% and receive BMA rate with a weekly reset)	09/03/08	3,606
Goldman Sachs	7,000	Option on a pay fixed/receive floating rate 20 year interest rate swap (pay fixed rate of 6.50% and receive LIBOR rate with a weekly reset)	09/03/08	22,945

Total Swaptions (Cost $5,402,500)				26,551

Total Investments - 161.8% (Cost $182,534,788)				186,959,930

Principal Amount (000)	Description			Value
Floating Rate Note Obligations - (4.3%)
(5,000)	Notes with interest rates ranging from 3.97% to 4.00% at April 30, 2007 and contractual maturities of collateral ranging from 2038 to 2041. See Note 1 in the “Notes to the Financial Statements”section in the January 31, 2007 Semiannual Report. (Cost ($5,000,000))			(5,000,000)

Total Net Investments - 157.5% (Cost - $177,534,788)				181,959,930
Other assets in excess of liabilities - 2.6%				3,018,399
Preferred Shares, at redemption value - (-60.1% of Net Assets Applicable to Common Shareholders or -38.2% of Total Net Investments)				(69,450,000)

Net Assets Applicable to Common Shareholders - 100.0% (4)				$115,528,329

*	For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided.

**	Date and price of the earliest optional call or redemption provision. There may be other call provisions at varying prices at later dates.

†	This bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

(1)	Inverse floating rate investment. Interest rate shown is that in effect at April 30, 2007.

(2)	Underlying security related to inverse floating rate investments entered into by the Fund.

(3)	Non-income producing securities.

(4)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

AMBAC - Insured by Ambac Assurance Corporation

AMT - Alternative Minimum Tax

BMA - Bond Market Association

CIFG - Insured by CIFG Assurance NA

FGIC - Insured by Financial Guaranty Insurance Co.

FHA - Guaranteed by Federal Housing Administration

FSA - Insured by Financial Security Assurance, Inc.

GNMA - Guaranteed by Ginnie Mae

LIBOR - London Inter-Bank Offered Rate

PSF - Guaranteed by Texas Permanent School Fund

144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007 these securities amounted to $4,257,040 which represents 3.7% of net assets applicable to common shareholders.

See previously submitted notes to financial statements for the period ended January 31, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital /Claymore Managed Duration Investment Grade Municipal Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer and Chief Legal Officer

Date: June 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer and Chief Legal Officer

Date: June 20, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Chief Financial Officer and Treasurer

Date: June 20, 2007